TAXES	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
TAXES

NOTE 18 – TAXES

Enterprise income taxes (“EIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Leishen Energy Holding Co., Ltd. is incorporated in Cayman Islands as an offshore holding company and is not subject to tax on income or capital gains under the laws of Cayman Islands.

Leishen Energy Group Holding Co., Limited is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

Leishen Energy Group Co., Limited is incorporated in Hong Kong, exempted from profit tax on its foreign-sourced income, and there are no withholding taxes in Hong Kong on remittance of dividends.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemptions may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since China Oil Blue Ocean was approved as an HNTE in December 2022, China Oil Blue Ocean is entitled to a reduced income tax rate of 15% beginning October 2022 and is able to enjoy the reduced income tax rate through October 2025. In October 2025, China Oil Blue Ocean renewed its HNTE certification for another three years. Since ZJY Technologies was approved as an HNTE in December 2022, ZJY Technologies is entitled to a reduced income tax rate of 15% beginning October 2022 and is able to enjoy the reduced income tax rate through October 2025. In December 2025, ZJY Technologies renewed its HNTE certification for another three years.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of September 30, 2025 and 2024. As of the date of this audit report, the tax years ended December 31, 2020 through December 31, 2024 for the Company’s PRC subsidiaries remain open for statutory examination for PRC tax.

Income before provision for income taxes consisted of:

	Years Ended September 30,
	2025	2024	2023
China	$769,557	$8,175,034	$12,364,226
Income before provision for income taxes	$769,557	$8,175,034	$12,364,226

The income tax (benefit) expense consisted of the following:

	Years Ended September 30,
	2025	2024	2023
Current
China	$53,307	$1,068,018	$2,156,843
Deferred
China	(562,285)	(883,200)	(1,427,337)
Income tax (benefit) expense	$(508,978)	$184,818	$729,506

The following table reconciles the statutory rate to the Company’s effective tax rate:

	Years Ended September 30,
	2025	2024	2023
Income tax at expected tax rates	25.0%	25.0%	25.0%
Additional deduction of research and development expenses	(4.8)%	(0.8)%	(0.2)%
Non-deductible expenses	5.2%	0.3%	0.4%
Effect of PRC preferential tax rates (1)	(67.9)%	(20.5)%	(18.2)%
Non-PRC entities not subject to PRC tax (2)	(51.3)%	(1.7)%	(1.3)%
Other	-	-	0.2%
Change of valuation allowance (3)	27.7%	-	-
Effective tax rate	(66.1)%	2.3%	5.9%

(1)

China Oil Blue Ocean and ZJY Technologies were approved as HNTE in December 2022; they are entitled to a 10% reduction in income tax rate from 25% to 15%. Xinjiang Breslin is registered in the Khorgos Economic Development Zone, enjoying a preferential policy of full exemption from corporate income tax for five years.

In fiscal year 2025, the losses of other subsidiaries of the Company were offset by the net income generated by Xinjiang Breslin, therefore the preferential tax policy of Xinjiang Breslin reduced the overall effective tax rate of the Company.

(2)	Leishen Hong Kong is a non-PRC entity not subject to PRC corporate income tax policies. In fiscal year 2025, the net income of Leishen Hong Kong decreased the overall effective tax rate of the Company.

(3)	With the deregistration of Sichuan Leishen Green on August 1, 2025, losses incurred in fiscal year 2025 cannot be utilized in the future. Management of the Company recognized an allowance of deferred income tax assets (DIA) related to current year losses, resulting in the increase in effective tax rate.

Deferred tax assets and liabilities

Components of deferred tax assets and liabilities were as follows:

	As of September 30,
	2025	2024
Deferred tax assets
Allowance for expected credit losses	$1,229,011	$776,991
Impairment of a long-term investment	-	71,353
Unbilled cost	3,533,431	2,588,288
Net operating loss carryforwards	408,789	-
Total deferred tax assets	5,171,231	3,436,632
Deferred tax liabilities
Unbilled revenue	(4,350,674)	(3,492,293)
Long-term investment gain of equity method	-	(12,879)
Other	(218,299)	(238,973)
Total deferred tax liabilities	(4,568,973)	(3,744,145)
Net deferred tax assets (liabilities)	$602,258	$(307,513)

Taxes Payable

Taxes payable consisted of the following:

	As of September 30,
	2025	2024
VAT payable	$857,680	$317,612
Income taxes payable	2,915,661	3,091,437
Other	8,397	9,676
Total	$3,781,738	$3,418,725

Uncertain tax positions

There were no uncertain tax positions as of September 30, 2025 and 2024 and management does not anticipate any potential future adjustments which would result in a material change to its tax positions.